Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes
12.	Income Taxes

Domestic and foreign components of income before income taxes and the current and deferred income tax expense (benefit) attributable to such income are summarized as follows:

	Year ended December 31, 2015
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥228,871	¥118,567	¥347,438

Income taxes:
Current	¥80,020	¥31,413	¥111,433
Deferred	3,414	1,258	4,672

	¥83,434	¥32,671	¥116,105

	Year ended December 31, 2014
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥277,041	¥106,198	¥383,239

Income taxes:
Current	¥83,221	¥25,850	¥109,071
Deferred	6,796	2,133	8,929

	¥90,017	¥27,983	¥118,000

	Year ended December 31, 2013
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥251,351	¥96,253	¥347,604

Income taxes:
Current	¥75,134	¥16,163	¥91,297
Deferred	4,005	12,786	16,791

	¥79,139	¥28,949	¥108,088

The Company and its domestic subsidiaries are subject to a number of income taxes, which, in the aggregate, represent a statutory income tax rate of approximately 35% for the year ended December 31, 2015 and approximately 38% for the years ended December 31, 2014 and 2013, respectively.

Amendments to the Japanese tax regulations were enacted into law on March 31, 2015. As a result of these amendments, the statutory income tax rate will be reduced from approximately 35% to 33% effective from the year beginning January 1, 2016, and to approximately 32% effective from the year beginning January 1, 2017 thereafter. Consequently, the statutory income tax rate utilized for deferred tax assets and liabilities expected to be settled or realized in the period from January 1, 2016 to December 31, 2016 is approximately 33% and for periods subsequent to December 31, 2016 the rate is approximately 32%. The adjustments of deferred tax assets and liabilities for this change in the tax rate amounted to ¥6,456 million and have been reflected in income taxes in the consolidated statement of income for the year ended December 31, 2015.

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2015	2014	2013
Japanese statutory income tax rate	35.0%	38.0%	38.0%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.8	0.7	0.9
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(2.9)	(3.7)	(3.3)
Tax credit for research and development expenses	(4.8)	(5.0)	(5.4)
Change in valuation allowance	(0.4)	(0.5)	0.2
Effect of enacted changes in tax laws and rates on Japanese tax	1.9	0.8	—
Other	3.8	0.5	0.7

Effective income tax rate	33.4%	30.8%	31.1%

Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2015	2014
	(Millions of yen)
Prepaid expenses and other current assets	¥55,108	¥61,943
Other assets	113,687	117,636
Other current liabilities	(2,682)	(3,456)
Other noncurrent liabilities	(96,243)	(80,459)

	¥69,870	¥95,664

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2015 and 2014 are presented below:
	December 31
	2015	2014
	(Millions of yen)
Deferred tax assets:
Inventories	¥15,298	¥16,085
Accrued business tax	3,293	3,951
Accrued pension and severance cost	77,420	79,392
Research and development – costs capitalized for tax purposes	6,906	8,616
Property, plant and equipment	24,281	29,558
Accrued expenses	39,881	43,706
Net operating losses carried forward	33,526	38,351
Other	33,808	34,673

	234,413	254,332
Less valuation allowance	(32,931)	(37,498)

Total deferred tax assets	201,482	216,834

Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(10,400)	(10,368)
Net unrealized gains on securities	(7,354)	(6,801)
Tax deductible reserve	(4,974)	(5,696)
Financing lease revenue	(54,280)	(58,958)
Prepaid pension and severance cost	(1,104)	(1,671)
Intangible assets	(21,106)	(7,283)
Other	(32,394)	(30,393)

Total deferred tax liabilities	(131,612)	(121,170)

Net deferred tax assets	¥69,870	¥95,664

The net changes in the total valuation allowance were a decrease of ¥4,567 million for the year ended December 31, 2015, and increases of ¥2,443 million and ¥2,888 million for the years ended December 31, 2014 and 2013, respectively.

Based upon the level of historical taxable income and projections for future taxable income over the periods which the net deductible temporary differences are expected to reverse, management believes it is more likely than not that Canon will realize the benefits of these deferred tax assets, net of the existing valuation allowance, at December 31, 2015.

At December 31, 2015, Canon had net operating losses which can be carried forward for income tax purposes of ¥200,994 million to reduce future taxable income. Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to an indefinite period as follows:

(Millions of yen)
Within one year	¥6,138
After one year through five years	36,317
After five years through ten years	58,462
After ten years through twenty years	62,270
Indefinite period	37,807

Total	¥200,994

Income taxes have not been accrued on undistributed earnings of domestic subsidiaries as the tax law provides a means by which the dividends from a domestic subsidiary can be received tax free.

Canon has not recognized deferred tax liabilities of ¥28,500 million for a portion of undistributed earnings of foreign subsidiaries that arose for the year ended December 31, 2015 and prior years because Canon currently does not expect to have such amounts distributed or paid as dividends to the Company in the foreseeable future. Deferred tax liabilities will be recognized when Canon expects that it will realize those undistributed earnings in a taxable manner, such as through receipt of dividends or sale of the investments. At December 31, 2015, such undistributed earnings of these subsidiaries were ¥940,931 million.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2015	2014	2013
	(Millions of yen)
Balance at beginning of year	¥6,431	¥6,201	¥7,711
Additions for tax positions of the current year	2,174	1,649	312
Additions for tax positions of prior years	165	216	388
Reductions for tax positions of prior years	(1,180)	(114)	(3,141)
Settlements with tax authorities	(505)	(1,808)	(347)
Other	(1,029)	287	1,278

Balance at end of year	¥6,056	¥6,431	¥6,201

The total amounts of unrecognized tax benefits that would reduce the effective tax rate, if recognized, are ¥6,056 million and ¥6,431 million at December 31, 2015 and 2014, respectively.

Although Canon believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax audit settlements and any related litigation could affect the effective tax rate in a future period. Based on each of the items of which Canon is aware at December 31, 2015, no significant changes to the unrecognized tax benefits are expected within the next twelve months.

Canon recognizes interest and penalties accrued related to unrecognized tax benefits in income taxes. Both interest and penalties accrued at December 31, 2015 and 2014, and interest and penalties included in income taxes for the years ended December 31, 2015, 2014 and 2013 are not significant.

Canon files income tax returns in Japan and various foreign tax jurisdictions. In Japan, Canon is no longer subject to regular income tax examinations by the tax authority for years before 2015. Canon is also no longer subject to a transfer pricing examination by the tax authority for years before 2015. In other major foreign tax jurisdictions, including the United States and the Netherlands, Canon is no longer subject to income tax examinations by tax authorities for years before 2007 with few exceptions. The tax authorities are currently conducting income tax examinations of Canon’s income tax returns for years after 2006 in major foreign tax jurisdictions.